SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule Of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator — earnings allocable to redeemable Class A Ordinary Shares interest income	$5,301	$6,396

Net earnings	$5,301	$6,396
Denominator — weighted average redeemable Class A Ordinary Shares, basic and diluted	34,500,000	34,500,000
Earnings/Loss, basic and diluted redeemable Class A Ordinary Shares	$0.00	$0.00
Class B Ordinary Shares Numerator — net income (loss) minus redeemable net earnings
Net income (loss)	$13,878,688	$(1,846,965)
Redeemable net earnings	(5,301)	$(6,396)

Net income (loss)	$13,873,387	$(1,853,361)
Denominator — weighted average Class B Ordinary Shares
Class B Ordinary Shares, basic and diluted	8,625,000	8,376,381
Earnings/Loss, basic and diluted Class B Ordinary Shares	$1.61	$(0.22)